CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ 903	$ (22)
Unrealized gains on securities available-for-sale:
Unrealized holding gain (loss) arising during the period	(1,537)	528
Reclassification adjustment for gains included in net income	(182)	(277)
Tax effect	692	(113)
Total other comprehensive income (loss)	(1,027)	138
Comprehensive income (loss)	$ (124)	$ 116